THE WEITZ FUNDS

Supplement dated May 23, 2006 to the Prospectus dated December 30, 2005

The table titled "Calendar Year Total Returns" on Page 6 of the Prospectus is amended and restated in its entirety as follows:

Calendar Year Total Returns

Investors should retain this Supplement for future reference.